Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

Incentive Stock Option Issuance

On April 14, 2022, we issued incentive stock option awards to purchase an aggregate of 220,587 shares, with an exercise price of $6.08 per share, to seven members of our executive and management teams, subject to three-year vesting and in accordance with the terms and conditions of our 2015 Equity Incentive Plan. Stock compensation of approximately $1.2 million will be recorded over the vesting period.

Private Securities Offering

On April 1, 2022, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with certain accredited investors, pursuant to which we issued and sold (i) 1,242,588 shares of the Company’s Common Stock, at a price of $4.62 per share, for aggregate gross proceeds of $ 5,740,756 and (ii) $2,964,500 in 12% Subordinated Notes (“Notes”), for aggregate gross proceeds of $8,705,256 for the combined private placement pursuant to the Securities Purchase Agreement (the “Offering”).  We used a portion of the net proceeds of the Offering to finance the acquisition of Yellow Folder described below, and intend to use the remaining net proceeds for working capital and general corporate purposes, including potentially debt reduction and other future acquisitions.

The principal amount of the Notes, together with any accrued and unpaid interest thereon, become due and payable on March 30, 2025. Interest on the Notes will accrue at the rate of 12% per annum, payable quarterly in cash, beginning on June 30, 2022 and the entire outstanding principal and accrued but unpaid interest due on the Notes is payable on the maturity date. Any accrued but unpaid quarterly installment of interest shall accrue interest at the rate of 14.0% per annum. Any overdue principal and accrued and unpaid interest at the Maturity Date shall accrue a mandatory default penalty of 20% of the outstanding principal balance and an interest rate of 14% per annum from the maturity date until paid in full.

The Company retained Taglich Brothers, Inc. as the exclusive placement agent for the private placement offering of the Securities Purchase Agreement. In compensation, the Company paid the placement agent a cash payment of 8% of the gross proceeds of the offering, along with warrants to purchase shares of Company common stock, an extension of its existing warrants, and reimbursement for the placement agent’s reasonable out of pocket expenses, FINRA filing fees and related legal fees. On April 1, 2022, the Company paid the placement agent cash in the amount of $696,420 and issued the placement agent warrants to purchase 124,258 shares at an exercise price at $4.62 per share, which are exercisable for a period of five years after issuance, contain customary cashless exercise provisions and anti-dilution protection and are entitled to limited piggyback registration rights. In addition, we agreed to extend the expiration date of all currently outstanding warrants previously issued to the placement agent and/or its assignees to March 30, 2027.

Acquisition of Yellow Folder, LLC

On April 1, 2022, the Company acquired substantially all of the assets of Yellow Folder, LLC, a Texas limited liability company (“Yellow Folder”). Located in Dallas, Yellow Folder is a document solutions company that specializes in the K-12 education market.

The acquisition was consummated pursuant to an Asset Purchase Agreement, dated as of April 1, 2022 (the “Purchase Agreement”). The purchase price for Yellow Folder consisted of approximately $6.5 million in cash, on a cash-free, debt-free basis, with a preliminary working capital negative adjustment of $116,731, which remains subject to a post-closing net working capital true-up adjustment.

The Company incurred $70,051 of related acquisition costs in the three months ended March 31, 2022 which are reflected in transaction costs in the Condensed Consolidated Statement of Operations. The Company expects to report Yellow Folder as part of its Document Management segment during fiscal year 2022. The acquisition qualifies as a business combination and will be accounted for using the acquisition method of accounting.

As a result of limited access to Yellow Folder information required to prepare initial accounting, together with the limited time since the acquisition date and the effort required to conform the financial statements to the Company’s practices and policies, the initial accounting for the business combination is incomplete at the time of this filing. As a result, the Company is unable to provide the amounts recognized as of the Yellow Folder acquisition date for the major classes of assets acquired and liabilities assumed, pre-acquisition contingencies and goodwill. The financial statements for Yellow Folder, including pro forma balance sheets and statements of operations for the combined entity, were filed in the Company’s Current Report on 8-K on June 15, 2022, and are also included as financial statements in this Prospectus.

18. Subsequent Events

Issuance of Restricted Common Stock to Directors

On January 6, 2022, we issued 8,097 new Shares of restricted common stock to our directors in accordance with our director compensation policy. Stock compensation of $57,500 was recorded on the issuance of the common stock.